UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

AUGUST 31, 2015

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 37.8%
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
Daimler Finance NA LLC, Senior Notes	2.950%	1/11/17	$750,000	$764,891	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	280,000	266,233
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,207,506
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	400,000	386,836
Hyundai Capital America, Senior Notes	1.625%	10/2/15	380,000	380,023	(a)

Total Automobiles				3,005,489

Internet & Catalog Retail - 0.2%
Amazon.com Inc., Senior Notes	3.800%	12/5/24	730,000	730,459

Media - 0.8%
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	1,850,000	1,832,414	(a)
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	838,690
Comcast Corp., Senior Notes	3.375%	2/15/25	440,000	437,572
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	148,847	(a)

Total Media				3,257,523

TOTAL CONSUMER DISCRETIONARY				6,993,471

CONSUMER STAPLES - 3.6%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	1,240,000	1,391,053
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	840,731
Diageo Capital PLC, Senior Notes	1.500%	5/11/17	140,000	140,318
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	220,000	224,567	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	542,835	(a)

Total Beverages				3,139,504

Food & Staples Retailing - 0.7%
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	292,702
CVS Health Corp., Senior Notes	4.000%	12/5/23	700,000	729,973
CVS Health Corp., Senior Notes	3.875%	7/20/25	980,000	1,003,204
Kroger Co., Senior Notes	3.900%	10/1/15	865,000	867,043

Total Food & Staples Retailing				2,892,922

Food Products - 1.2%
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	152,000	168,254
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	30,000	30,269
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,960,000	2,115,616	(a)
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	550,000	558,641	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	320,000	327,900
Tyson Foods Inc., Senior Bonds	3.950%	8/15/24	270,000	270,011
Tyson Foods Inc., Senior Bonds	4.875%	8/15/34	410,000	409,809
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	484,907	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	569,551	(a)

Total Food Products				4,934,958

Tobacco - 1.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	817,640
Altria Group Inc., Senior Notes	2.850%	8/9/22	410,000	394,442
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	800,000	881,365
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,155,731	(a)
Reynolds American Inc., Senior Notes	3.250%	6/12/20	380,000	384,965
Reynolds American Inc., Senior Notes	4.450%	6/12/25	560,000	575,454

Total Tobacco				4,209,597

TOTAL CONSUMER STAPLES				15,176,981

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 4.3%
Energy Equipment & Services - 0.6%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	$510,000	$589,531
Ensco PLC, Senior Notes	4.700%	3/15/21	590,000	540,499
Petrofac Ltd., Senior Notes	3.400%	10/10/18	510,000	505,485	(a)
Transocean Inc., Senior Notes	5.550%	12/15/16	720,000	721,980

Total Energy Equipment & Services				2,357,495

Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	1,330,000	1,438,986
Apache Corp., Senior Notes	3.250%	4/15/22	616,000	594,711
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	580,000	570,790
BP Capital Markets PLC, Senior Notes	3.125%	10/1/15	320,000	320,676
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,296
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	815,753
ConocoPhillips, Senior Notes	5.200%	5/15/18	820,000	892,303
Devon Energy Corp., Senior Notes	6.300%	1/15/19	730,000	816,839
Ecopetrol SA, Senior Notes	4.250%	9/18/18	270,000	277,573
Ecopetrol SA, Senior Notes	5.375%	6/26/26	440,000	410,740
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	445,654
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	960,000	1,044,570
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	72,000	67,140
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	99,000	88,853
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes	6.212%	11/22/16	120,000	124,080	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	380,000	442,889
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	69,452
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	313,430
Petrobras Global Finance BV, Senior Notes	3.875%	1/27/16	370,000	369,804
Petrobras Global Finance BV, Senior Notes	5.750%	1/20/20	773,000	703,144
Petrobras Global Finance BV, Senior Notes	3.163%	3/17/20	230,000	200,100	(b)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	320,000	282,080
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	329,994
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	411,626
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	293,436
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	140,000	161,021
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	605,000	562,801
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	550,000	548,350
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	718,884	(a)
Phillips 66, Senior Notes	2.950%	5/1/17	190,000	194,157
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	513,773
Shell International Finance BV, Senior Notes	3.250%	5/11/25	490,000	479,783
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	270,000	273,805	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	620,000	646,611	(a)
Williams Cos. Inc., Notes	7.875%	9/1/21	200,000	220,274

Total Oil, Gas & Consumable Fuels				15,654,378

TOTAL ENERGY				18,011,873

FINANCIALS - 19.5%
Banks - 12.0%
ANZ New Zealand International Ltd., Senior Notes	1.850%	10/15/15	250,000	250,442	(a)
Bank of America Corp., Senior Notes	2.600%	1/15/19	550,000	553,715
Bank of America Corp., Senior Notes	5.625%	7/1/20	90,000	101,090
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	960,346
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,593,846
Bank of America Corp., Senior Notes	3.875%	8/1/25	610,000	616,112
Bank of America Corp., Senior Notes	5.000%	1/21/44	1,230,000	1,299,576
Bank of America Corp., Subordinated Notes	5.700%	5/2/17	1,810,000	1,915,358
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	704,249
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	313,134
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	400,000	393,784
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,518,345	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BBVA US Senior SAU, Senior Notes	4.664%	10/9/15	$200,000	$200,667
BNP Paribas SA, Senior Notes	2.375%	9/14/17	290,000	293,465
BNP Paribas SA, Senior Notes	2.700%	8/20/18	690,000	701,861
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,460,000	1,762,997
Citigroup Inc., Senior Notes	3.875%	10/25/23	300,000	304,971
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,751,725
Citigroup Inc., Senior Notes	4.650%	7/30/45	60,000	59,891
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	670,000	673,796
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	945,551
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	178,596
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	200,000	210,775
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	430,000	430,205
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	665,000	827,659	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	720,000	741,071
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.375%	8/4/25	730,000	728,747
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	670,000	766,312	(a)(b)(c)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	400,000	388,382	(a)
Danske Bank A/S, Senior Notes	3.875%	4/14/16	580,000	590,326	(a)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	430,906
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	614,264
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,008,083	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	460,000	497,835	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	850,000	830,827	(a)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	990,000	961,290	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	138,616
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	120,000	115,270
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	990,000	975,187
Landwirtschaftliche Rentenbank, Senior Notes	2.500%	2/15/16	3,980,000	4,017,571
Lloyds Bank PLC, Senior Notes	2.300%	11/27/18	590,000	593,407
National Australia Bank Ltd., Secured Bonds	1.250%	3/8/18	3,240,000	3,218,434	(a)
National Bank of Canada, Secured Bonds	2.200%	10/19/16	1,100,000	1,115,757	(a)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	663,189	(a)
Royal Bank of Canada, Senior Secured Bonds	0.625%	12/4/15	3,000,000	2,999,934
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	240,000	240,136
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	330,000	342,623
Skandinaviska Enskilda Banken AB, Secured Mortgage Notes	1.375%	5/29/18	2,200,000	2,189,596	(a)
Sparebank 1 Boligkreditt AS, Secured Bonds	2.625%	5/27/16	1,310,000	1,327,699	(a)
Swedbank Hypotek AB, Senior Secured Notes	2.375%	4/5/17	1,900,000	1,937,086	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/1/15	2,438,000	2,403,868	(b)(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	690,000	687,366
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	401,952
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,090,000	1,108,129

Total Banks				50,596,019

Capital Markets - 4.2%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	970,000	1,058,545
Credit Suisse AG/Guernsey, Secured Bonds	2.600%	5/27/16	1,110,000	1,124,131	(a)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.750%	3/26/25	760,000	736,106	(a)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	540,000	537,856
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	10/1/15	2,020,000	1,483,892	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,308,803
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,205,089
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,513,889
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	282,892
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	59,314

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/1/15	$6,200,000	$0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.850%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	30,000	0	*(d)(e)(f)(g)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,775,595
Morgan Stanley, Senior Notes	4.000%	7/23/25	1,480,000	1,510,527
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	380,000	404,472
UBS AG London, Senior Secured Notes	0.750%	3/24/16	2,530,000	2,530,253	(a)

Total Capital Markets				17,531,364

Consumer Finance - 0.7%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	840,000	977,361
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	530,000	561,800
Navient Corp., Senior Notes	3.875%	9/10/15	590,000	587,050
Synchrony Financial, Senior Bonds	3.000%	8/15/19	430,000	430,836
Toyota Motor Credit Corp., Senior Notes	1.375%	1/10/18	590,000	588,818

Total Consumer Finance				3,145,865

Diversified Financial Services - 1.9%
CDP Financial Inc., Senior Notes	4.400%	11/25/19	1,270,000	1,386,172	(a)
General Electric Capital Corp., Senior Notes	5.550%	5/4/20	220,000	249,416
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,150,000	1,264,721
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,495,000	1,595,913	(b)
General Electric Capital Corp., Subordinated Notes	5.300%	2/11/21	640,000	721,444
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	1,200,000	1,248,240	(a)
Nationwide Building Society, Senior Notes	3.900%	7/21/25	470,000	476,055	(a)
Private Export Funding Corp., Secured Notes	2.125%	7/15/16	1,130,000	1,141,816

Total Diversified Financial Services				8,083,777

Insurance - 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	486,525	(a)
MetLife Inc., Senior Bonds	1.903%	12/15/17	400,000	401,948
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	370,000	462,357	(a)

Total Insurance				1,350,830

Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	2.700%	9/17/19	690,000	688,198	(a)

Thrifts & Mortgage Finance - 0.2%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	50,000	51,093
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	520,000	535,126
Stadshypotek AB, Secured Notes	1.875%	10/2/19	390,000	389,098	(a)

Total Thrifts & Mortgage Finance				975,317

TOTAL FINANCIALS				82,371,370

HEALTH CARE - 3.1%
Biotechnology - 1.0%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	212,414
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	590,000	580,838
Amgen Inc., Senior Notes	3.625%	5/22/24	250,000	246,730
Baxalta Inc., Senior Notes	4.000%	6/23/25	760,000	755,582	(a)
Celgene Corp., Senior Notes	3.550%	8/15/22	550,000	550,563
Celgene Corp., Senior Notes	3.875%	8/15/25	1,060,000	1,053,458
Gilead Sciences Inc., Senior Bonds	2.050%	4/1/19	870,000	874,331

Total Biotechnology				4,273,916

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	$180,000	$179,481
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	550,000	541,578
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	212,186
Medtronic Inc., Senior Notes	3.500%	3/15/25	940,000	936,182

Total Health Care Equipment & Supplies				1,869,427

Health Care Providers & Services - 0.9%
Anthem Inc., Senior Notes	1.250%	9/10/15	130,000	129,943
Anthem Inc., Senior Notes	5.875%	6/15/17	100,000	107,177
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,298
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	318,804
Humana Inc., Senior Notes	7.200%	6/15/18	470,000	533,387
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	107,191
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	404,716
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	2,250,000	2,305,908

Total Health Care Providers & Services				3,978,424

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc., Senior Notes	2.400%	2/1/19	520,000	518,852

Pharmaceuticals - 0.6%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	400,000	390,821
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	510,000	493,568
Merck & Co., Inc., Senior Notes	2.750%	2/10/25	260,000	249,641
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	750,000	748,230
Perrigo Finance PLC, Senior Notes	3.500%	12/15/21	280,000	273,297
Zoetis Inc., Senior Notes	1.875%	2/1/18	240,000	238,470

Total Pharmaceuticals				2,394,027

TOTAL HEALTH CARE				13,034,646

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	882,396

Airlines - 0.2%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	115,819	125,374
US Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	686,760	727,965

Total Airlines				853,339

Commercial Services & Supplies - 0.1%
Waste Management Inc., Senior Notes	3.500%	5/15/24	500,000	503,531

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	1.500%	11/2/17	200,000	198,698
Eaton Corp., Senior Notes	2.750%	11/2/22	950,000	909,675

Total Electrical Equipment				1,108,373

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	213,007
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	186,464

Total Industrial Conglomerates				399,471

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	362,969

Road & Rail - 0.3%
Canadian National Railway Co. Financing Pass-Through Trusts, Secured Bonds	7.195%	1/2/16	1,332,303	1,357,493

TOTAL INDUSTRIALS				5,467,572

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	$450,000	$455,476	(a)

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	141,596
KLA-Tencor Corp., Senior Notes	4.125%	11/1/21	710,000	713,036

Total Semiconductors & Semiconductor Equipment				854,632

Software - 0.1%
Oracle Corp., Senior Notes	1.200%	10/15/17	540,000	537,972

TOTAL INFORMATION TECHNOLOGY				1,848,080

MATERIALS - 1.6%
Chemicals - 0.2%
OCP SA, Senior Notes	4.500%	10/22/25	550,000	517,825	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	6.500%	5/15/19	360,000	411,391

Total Chemicals				929,216

Metals & Mining - 1.3%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	350,000	309,496
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	810,000	923,633
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	820,000	664,200
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	100,000	102,388	(a)
Glencore Finance Canada Ltd., Senior Notes	2.050%	10/23/15	530,000	529,977	(a)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,420,000	1,310,938	(a)
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	270,000	282,854
Southern Copper Corp., Senior Notes	3.500%	11/8/22	840,000	802,057
Vale Overseas Ltd., Senior Notes	6.250%	1/23/17	410,000	425,855
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	336,000	311,573
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	30,000	25,530

Total Metals & Mining				5,688,501

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	330,000	337,257

TOTAL MATERIALS				6,954,974

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Global Notes	5.500%	2/1/18	360,000	388,487
AT&T Inc., Senior Notes	3.400%	5/15/25	1,500,000	1,429,481
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	110,000	121,229
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	790,000	807,361
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,310,000	2,532,474
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	970,000	1,148,955

Total Diversified Telecommunication Services				6,427,987

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	690,000	759,069
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	510,000	507,889	(a)

Total Wireless Telecommunication Services				1,266,958

TOTAL TELECOMMUNICATION SERVICES				7,694,945

UTILITIES - 0.5%
Electric Utilities - 0.5%
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	880,000	882,913
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,083,086
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	200,000	224,250	(h)

TOTAL UTILITIES				2,190,249

TOTAL CORPORATE BONDS & NOTES (Cost - $163,028,393)				159,744,161

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 12.4%
Access Group Inc., 2005-A A3	0.695%	7/25/34	$2,435,493	$2,325,195	(b)
Access Group Inc., 2005-B A2	0.525%	7/25/22	153,345	152,736	(b)
ACS Pass Through Trust, 2007-1A G1	0.502%	6/14/37	683,205	666,125	(a)(b)
Apidos CLO, 2013-16A B	3.087%	1/19/25	800,000	782,315	(a)(b)
Apollo Credit Funding Ltd., 2004-A A1	1.726%	4/15/27	1,000,000	1,002,600	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	1.788%	3/12/26	1,270,000	1,261,718	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2012-2A A	2.802%	5/20/18	250,000	255,495	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD2 A3	2.624%	3/25/44	850,493	830,143	(b)
Carlyle Global Market Strategies, 2013-4A A1	1.745%	10/15/25	250,000	248,877	(a)(b)
CIFC Funding Ltd., 2014-1A B1	2.287%	4/18/25	1,000,000	982,796	(a)(b)
Commonbond Student Loan Trust, 2015-A A1	3.200%	6/25/32	373,214	374,766	(a)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	2,080,705	2,088,929	(a)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,486,631	1,291,951	(b)
Covenant Credit Partners CLO Ltd., 2014-1A A	1.767%	7/20/26	500,000	496,068	(a)(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-MH3 A	6.700%	12/25/31	220,643	232,826
Credit-Based Asset Servicing and Securitization LLC, 2005-CB3 M1	0.851%	5/25/35	106,435	106,118	(b)
Credit-Based Asset Servicing and Securitization LLC, 2005-RP1 M1	0.819%	1/25/35	143,070	141,984	(a)(b)
Educational Funding of the South Inc., 2011-1 A2	0.945%	4/25/35	1,916,710	1,860,301	(b)
First Franklin Mortgage Loan Asset Backed Certificates, 2003-FF1 A1	1.314%	3/25/33	1,124,612	1,079,622	(b)
Flatiron CLO Ltd., 2013-1A B	3.039%	1/17/26	500,000	484,819	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2	3.689%	2/20/32	300,000	275,447	(b)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.686%	3/13/32	450,000	408,010	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	126,955	125,553	(a)
GSAA Home Equity Trust, 2005-8 A4	0.469%	6/25/35	731,827	710,748	(b)
Hertz Vehicle Financing LLC, 2013-1A A1	1.120%	8/25/17	180,000	180,050	(a)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.499%	11/25/34	343,506	339,808	(b)
Magnetite CLO Ltd., 2012-6A CR	2.886%	9/15/23	1,250,000	1,237,500	(a)(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1	1.549%	2/25/33	1,134,112	1,077,591	(b)
National Collegiate Student Loan Trust, 2006-4 A2	0.339%	12/27/27	377,663	373,642	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.541%	12/7/20	1,367,202	1,365,015	(b)
Neuberger Berman CLO Ltd., 2014-16A A1	1.759%	4/15/26	390,000	387,892	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.817%	10/20/26	1,000,000	997,348	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-1 M4	0.969%	2/25/35	1,180,000	1,097,395	(b)
OZLM Ltd., 2014-8A A1A	1.729%	10/17/26	250,000	249,229	(a)(b)
OZLM Ltd., 2014-8A A2A	2.439%	10/17/26	250,000	245,698	(a)(b)
Residential Asset Mortgage Products Inc., 2003-RZ4 A7	4.790%	6/25/33	44,178	45,202
Saranac CLO Ltd., 2014-2A B	2.383%	2/20/25	500,000	488,455	(a)(b)
SASCO Mortgage Loan Trust, 2005-GEL1 M1	0.749%	12/25/34	661,281	645,582	(b)
Shackleton CLO Ltd., 2013-4A B1	2.286%	1/13/25	500,000	493,021	(a)(b)
SLM Student Loan Trust, 2002-A A2	0.836%	12/16/30	1,929,687	1,872,454	(b)
SLM Student Loan Trust, 2003-04 A5A	1.036%	3/15/33	516,127	505,401	(a)(b)
SLM Student Loan Trust, 2003-04 A5E	1.036%	3/15/33	1,862,315	1,815,318	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.036%	12/15/25	880,000	853,382	(a)(b)
SLM Student Loan Trust, 2005-05 B	0.545%	10/25/40	733,049	641,971	(b)
SLM Student Loan Trust, 2005-07 A4	0.445%	10/25/29	1,000,000	935,628	(b)
SLM Student Loan Trust, 2006-2 A6	0.465%	1/25/41	1,910,000	1,655,156	(b)
SLM Student Loan Trust, 2006-BW A5	0.486%	12/15/39	4,070,000	3,719,475	(b)
SLM Student Loan Trust, 2011-B A1	1.048%	12/16/24	250,202	250,202	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2013-A A1	0.798%	8/15/22	$437,379	$435,595	(a)(b)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	568,055	589,464
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	460,000	456,674
SMB Private Education Loan Trust, 2014-A A1	0.698%	9/15/21	3,730,419	3,708,361	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	1.647%	10/20/26	500,000	495,500	(a)(b)
Soundview Home Equity Loan Trust, 2005-3 M2	0.979%	6/25/35	33,029	32,932	(b)
TICP CLO Ltd., 2014-2A A1A	1.737%	7/20/26	500,000	495,319	(a)(b)
Trade Maps Ltd., 2013-1A A	0.892%	12/10/18	2,590,000	2,590,534	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	306,773	312,938
Venture CDO Ltd., 2013-15A B1	2.339%	7/15/25	500,000	493,247	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.789%	4/15/26	1,480,000	1,473,057	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.786%	10/14/26	1,500,000	1,494,712	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $51,959,884)				52,235,890

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
ARM Trust, 2004-5 4A1	2.705%	4/25/35	1,165,757	1,137,660	(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	900,000	891,180	(a)
Banc of America Funding Corp., 2015-R3 3A2	0.928%	4/29/47	3,099,000	2,696,440	(a)(b)
Bayview Commercial Asset Trust, 2006-3A A1	0.449%	10/25/36	1,339,095	1,125,588	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,022,272	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	658,280
Citigroup Mortgage Loan Trust Inc., 2010-3 4A1	2.360%	2/25/36	369,672	368,349	(a)(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	74,983	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	40,000	42,072	(b)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	598,307	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.155%	12/10/23	2,669,268	140,113	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.450%	7/15/47	6,201,470	447,889	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.586%	3/10/47	4,106,689	333,373	(b)
Commercial Mortgage Trust, 2015-PC1 A5	3.902%	7/10/50	390,000	406,200
Commercial Mortgage Trust, Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	170,000	180,744
Connecticut Avenue Securities, 2014-C03 1M1	1.399%	7/25/24	300,966	300,315	(b)
Core Industrial Trust, 2015-TEXW D	3.977%	2/10/34	620,000	614,300	(a)(b)
Credit Suisse Mortgage Trust, 2014-6R 11A1	0.367%	9/27/36	1,097,595	1,043,210	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.137%	9/15/38	580,000	576,804	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.548%	9/15/38	894,000	883,938	(a)(b)
Credit Suisse Mortgage Trust, 2015-3R 4A1	0.437%	12/29/35	3,396,213	3,177,095	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.740%	2/25/48	222,618	222,685	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	0.994%	12/29/45	988,543	990,939	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	2,940	3,086
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	503	61
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	5,844,523	705,498
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.052%	9/15/42	1,296,561	251,165	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	490,000	492,828

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K715 X1, IO	1.304%	1/25/21	$6,650,320	$347,153	(b)
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	2,340,266	333,991
Federal National Mortgage Association (FNMA), 2013-073 IA, IO	3.000%	9/25/32	2,434,661	290,907
Federal National Mortgage Association (FNMA), 2013-M1 X1, IO	4.743%	11/25/16	8,639,178	223,176	(b)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	3.376%	1/25/17	4,082,072	17,185	(b)
Federal National Mortgage Association (FNMA), PO, PAC	0.000%	5/25/22	400	393
FREMF Mortgage Trust, 2013-KF02 C	4.187%	12/25/45	129,914	132,469	(a)(b)
FREMF Mortgage Trust, 2014-K36 C	4.503%	12/25/46	50,000	50,992	(a)(b)
FREMF Mortgage Trust, 2014-K503 C	3.079%	10/25/47	160,000	158,216	(a)(b)
FREMF Mortgage Trust, 2014-K714 C	3.856%	1/25/47	150,000	152,429	(a)(b)
FREMF Mortgage Trust, 2015-K44 B	3.811%	1/25/48	510,000	493,680	(a)(b)
FREMF Mortgage Trust, 2015-K44 C	3.811%	1/25/48	520,000	484,981	(a)(b)
GE Business Loan Trust, 2006-2A A	0.378%	11/15/34	1,539,555	1,480,008	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AM	5.290%	11/10/45	870,000	872,914	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.538%	8/20/58	1,042,593	1,040,763	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.638%	11/20/60	2,324,929	2,324,929	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.688%	2/20/61	774,125	774,985	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.688%	3/20/61	387,469	387,990	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.224%	4/16/53	5,019,341	298,867	(b)
Government National Mortgage Association (GNMA), 2012-044 A	2.170%	4/16/41	597,697	604,661
Government National Mortgage Association (GNMA), 2012-33 A	1.899%	3/16/40	586,964	589,042
Government National Mortgage Association (GNMA), 2012-H30 GA	0.538%	12/20/62	1,574,487	1,567,871	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.709%	4/16/47	12,086,935	677,388	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	1.100%	6/16/54	7,307,587	558,153	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.953%	8/16/54	5,025,834	326,835	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.861%	5/16/55	7,220,441	497,589	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.867%	8/16/54	8,395,921	575,020	(b)
Government National Mortgage Association (GNMA), 2015-07 IO	0.960%	1/16/57	5,928,541	489,348	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	259,631	(b)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.549%	1/25/35	212,909	178,954	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.516%	1/19/35	428,763	424,283	(b)
HarborView Mortgage Loan Trust, 2005-9 B1	0.803%	6/20/35	1,900,945	1,700,078	(b)
IMPAC Secured Assets Corp., 2006-5 2A	0.399%	12/25/36	1,049,070	992,119	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	160,000	167,369	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.050%	1/15/47	90,000	96,128	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.713%	9/15/47	$300,000	$288,369	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C29 C	4.342%	5/15/48	1,600,000	1,489,195	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.457%	7/15/48	654,000	634,835	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	2,050,000	2,107,584
JPMBB Commercial Mortgage Securities Trust, 2015-C31 AS	4.106%	8/15/48	720,000	739,024
JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LDP5 AM	5.447%	12/15/44	500,000	501,063	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH C	2.288%	8/15/27	400,000	403,126	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	3.937%	5/15/28	1,000,000	975,301	(a)(b)
JPMorgan Reremic, 2015-2 1A2	0.547%	8/26/36	1,920,000	1,650,202	(a)(b)
MASTR ARM Trust, 2004-11 M1	0.839%	11/25/34	256,736	255,767	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.411%	2/25/34	521,433	525,191	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.218%	7/15/46	550,000	588,518	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C24 A4	3.732%	5/15/48	640,000	656,324
Morgan Stanley Capital I Trust, 2014-CPT B	3.560%	7/13/29	1,540,000	1,572,788	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A	1.091%	7/25/34	607,215	594,749	(b)
Morgan Stanley Reremic Trust, 2015-R3 9A2	0.451%	4/26/47	3,517,000	2,988,470	(a)(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,444,962	(a)(b)
Nomura Resecuritization Trust, 2015-6R 3A1	0.381%	5/26/46	1,795,199	1,711,410	(a)(b)
Nomura Resecuritization Trust, 2015-7R 1A1	0.327%	9/26/35	1,604,291	1,559,700	(a)(b)
PFP III, 2014-1 D	4.294%	6/14/31	230,000	229,643	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	164,789	167,988
SACO I Trust, 2007-VA1 A	8.985%	6/25/21	600,290	627,805	(a)(b)
Sequoia Mortgage Trust, 2004-11 A1	0.503%	12/20/34	716,834	696,090	(b)
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.429%	5/10/45	9,603,791	1,006,756	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.648%	12/10/45	570,000	552,547	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.386%	12/15/43	2,148,000	2,081,532	(a)(b)
WaMu Mortgage Pass-Through Certificates, 2004-AR13 A2A	0.939%	11/25/34	264,085	250,238	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2004-M A7	2.740%	8/25/34	495,345	503,564	(b)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.920%	12/15/45	4,375,712	386,367	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.995%	10/15/57	520,000	490,616	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.861%	10/15/57	6,084,544	268,693	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $68,831,712)				67,904,288

MORTGAGE-BACKED SECURITIES - 1.9%
FHLMC - 0.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.364%	12/1/34	270,231	288,997	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	2.472%	7/1/35	790,435	839,913	(b)

Total FHLMC				1,128,910

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 1.6%
Federal National Mortgage Association (FNMA)	2.039%	3/1/18	$1,653	$1,711	(b)
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	6,579	7,594
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	520,000	519,326
Federal National Mortgage Association (FNMA)	2.247%	12/1/34	101,302	108,220	(b)
Federal National Mortgage Association (FNMA)	1.915%	1/1/35	895,191	938,459	(b)
Federal National Mortgage Association (FNMA)	1.848%	5/1/43	4,935,482	5,079,924	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-9/1/43	366,767	382,167

Total FNMA				7,037,401

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,900,491)				8,166,311

MUNICIPAL BONDS - 0.3%
Virginia - 0.3%
Virginia State Housing Development Authority (Cost - $1,012,015)	6.000%	6/25/34	1,026,152	1,093,899

SOVEREIGN BONDS - 3.7%
Canada - 1.0%
Province of Ontario, Senior Bonds	1.100%	10/25/17	1,400,000	1,398,607
Province of Ontario, Senior Bonds	4.400%	4/14/20	1,440,000	1,597,160
Province of Quebec, Notes	2.625%	2/13/23	1,400,000	1,414,562

Total Canada				4,410,329

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	570,000	553,612

Germany - 0.1%
FMS Wertmanagement, Senior Bonds	1.000%	11/21/17	370,000	369,820

Indonesia - 0.2%
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	240,000	263,700	(h)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	479,000	514,925	(a)

Total Indonesia				778,625

Mexico - 0.9%
United Mexican States, Senior Notes	3.500%	1/21/21	2,591,000	2,626,626
United Mexican States, Senior Notes	3.600%	1/30/25	1,040,000	1,019,200

Total Mexico				3,645,826

Peru - 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	160,000	190,400
Republic of Peru, Senior Bonds	5.625%	11/18/50	740,000	795,500

Total Peru				985,900

Poland - 0.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	1,380,000	1,546,276
Republic of Poland, Senior Notes	4.000%	1/22/24	920,000	967,844

Total Poland				2,514,120

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	355,625	416,373	(h)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	112,500	131,717	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	190,986	(h)

Total Russia				739,076

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	720,000	777,439

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Turkey - 0.2%
Republic of Turkey, Senior Bonds	5.625%	3/30/21	$140,000	$148,698
Republic of Turkey, Senior Bonds	5.750%	3/22/24	610,000	646,307
Republic of Turkey, Senior Notes	6.250%	9/26/22	278,000	304,139

Total Turkey				1,099,144

TOTAL SOVEREIGN BONDS (Cost - $15,560,249)				15,873,891

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.9%
U.S. Government Agencies - 4.9%
Farmer Mac, Guaranteed Trust	5.125%	4/19/17	3,350,000	3,579,884	(a)
Federal Home Loan Bank (FHLB), Bonds	0.875%	5/24/17	40,000	40,066
Federal Home Loan Bank (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,294,769
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	8,690,000	7,999,588
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	2,050,000	1,911,976
Tennessee Valley Authority, Bonds	5.980%	4/1/36	70,000	92,924
Tennessee Valley Authority, Notes	5.250%	9/15/39	760,000	933,196
Tennessee Valley Authority, Senior Bonds	3.875%	2/15/21	3,600,000	3,934,829

Total U.S. Government Agencies				20,787,232

U.S. Government Obligations - 17.0%
U.S. Treasury Bonds	2.875%	5/15/43	7,020,000	6,916,708
U.S. Treasury Bonds	3.000%	5/15/45	5,830,000	5,897,406
U.S. Treasury Notes	1.500%	7/31/16	650,000	656,432
U.S. Treasury Notes	1.500%	8/31/18	1,900,000	1,922,513
U.S. Treasury Notes	1.500%	12/31/18	5,740,000	5,794,335
U.S. Treasury Notes	1.625%	7/31/19	5,740,000	5,797,400
U.S. Treasury Notes	1.625%	12/31/19	11,770,000	11,854,909
U.S. Treasury Notes	1.375%	4/30/20	3,570,000	3,549,594
U.S. Treasury Notes	1.375%	8/31/20	3,700,000	3,670,707
U.S. Treasury Notes	1.875%	11/30/21	330,000	330,404
U.S. Treasury Notes	1.500%	1/31/22	5,460,000	5,335,157
U.S. Treasury Notes	2.125%	6/30/22	9,560,000	9,689,462
U.S. Treasury Notes	2.500%	5/15/24	3,490,000	3,589,339
U.S. Treasury Notes	2.250%	11/15/24	6,570,000	6,603,192

Total U.S. Government Obligations				71,607,558

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $90,883,093)				92,394,790

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.4%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	3,721,628	4,315,634
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,249,060	1,313,839
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	993,024	894,252
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,536,122	2,541,010
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,236,039	1,187,370

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $10,421,317)				10,252,105

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Eurodollar Futures, Call @ $99.63		12/14/15	73	4,106
Eurodollar Futures, Put @ $98.88		12/14/15	73	456
U.S. Treasury 10-Year Notes Futures, Call @ $129.50		9/25/15	4	375
U.S. Treasury 10-Year Notes Futures, Put @ $126.00		10/23/15	55	34,375
U.S. Treasury 10-Year Notes Futures, Put @ $126.50		9/25/15	16	8,500

TOTAL PURCHASED OPTIONS (Cost - $61,937)				47,812

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $409,659,091)				$407,713,147

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/15; Proceeds at maturity - $4,000,013; (Fully collateralized by U.S. government obligations, 0.250% due 1/15/25; Market value - $4,080,000) (Cost - $4,000,000)	0.120%	9/1/15	$4,000,000	4,000,000

TOTAL INVESTMENTS - 97.5% (Cost - $413,659,091#)				411,713,147
Other Assets in Excess of Liabilities - 2.5%				10,692,832

TOTAL NET ASSETS - 100.0%				$422,405,979

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2015.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Eurodollar Futures, Call	12/14/15	$99.25	73	$50,188
Eurodollar Futures, Call	3/14/16	99.25	57	28,500
Eurodollar Futures, Put	12/14/15	99.25	73	912
U.S. Treasury 05-Year Notes Futures, Call	9/25/15	120.00	102	23,906
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	129.00	42	5,906
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	128.50	21	4,922
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	130.50	12	562
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	129.00	55	21,484
U.S. Treasury 10-Year Notes Futures, Call	10/23/15	129.50	66	19,594
U.S. Treasury 10-Year Notes Futures, Put	9/25/15	124.50	141	15,422
U.S. Treasury 10-Year Notes Futures, Put	9/25/15	125.00	64	11,000
U.S. Treasury 10-Year Notes Futures, Put	9/25/15	123.50	75	3,516
U.S. Treasury 10-Year Notes Futures, Put	9/25/15	125.50	12	3,000
U.S. Treasury 10-Year Notes Futures, Put	10/23/15	124.00	111	22,547
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	160.00	96	45,000
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	161.00	44	15,125
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	162.00	51	12,750
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	166.00	83	5,188
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	163.00	16	2,750
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	165.00	16	1,500
U.S. Treasury Long-Term Bonds Futures, Call	10/23/15	163.00	16	9,500
U.S. Treasury Long-Term Bonds Futures, Put	9/25/15	148.00	24	7,875

TOTAL WRITTEN OPTIONS (Premiums received - $495,514)				$311,147

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Financials	—	$82,371,370	$0	*	$82,371,370
Other corporate bonds & notes	—	77,372,791	—		77,372,791
Asset-backed securities	—	52,235,890	—		52,235,890
Collateralized mortgage obligations	—	67,904,288	—		67,904,288
Mortgage-backed securities	—	8,166,311	—		8,166,311
Municipal bonds	—	1,093,899	—		1,093,899
Sovereign bonds	—	15,873,891	—		15,873,891
U.S. government & agency obligations	—	92,394,790	—		92,394,790
U.S. Treasury inflation protected securities	—	10,252,105	—		10,252,105
Purchased options	$47,812	—	—		47,812

Total long-term investments	$47,812	$407,665,335	$0	*	$407,713,147

Short-term investments†	—	4,000,000	—		4,000,000

Total investments	$47,812	$411,665,335	$0	*	$411,713,147

Other financial instruments:
Futures contracts	$389,349	—	—		$389,349
OTC credit default swaps on corporate issues - sell protection‡	—	$3,430	—		3,430

Total other financial instruments	$389,349	$3,430	—		$392,779

Total	$437,161	$411,668,765	$0	*	$412,105,926

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$311,147	—	—		$311,147
Futures contracts	966,916	—	—		966,916

Total	$1,278,063	—	—		$1,278,063

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Values include any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,668,725
Gross unrealized depreciation	(10,614,669)

Net unrealized depreciation	$(1,945,944)

At August 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	67	12/15	$14,664,608	$14,637,406	$(27,202)
U.S. Treasury 5-Year Notes	344	12/15	41,321,055	41,086,500	(234,555)
U.S. Treasury 10-Year Notes	169	12/15	21,567,307	21,473,562	(93,745)
U.S. Treasury Long-Term Bonds	104	12/15	16,464,276	16,081,000	(383,276)

					(738,778)

Contracts to Sell:
90-Day Eurodollar	545	9/15	135,729,929	135,745,875	(15,946)
90-Day Eurodollar	173	12/15	42,982,025	43,042,400	(60,375)
90-Day Eurodollar	365	3/16	90,545,364	90,684,250	(138,886)
90-Day Eurodollar	21	12/16	5,174,594	5,187,525	(12,931)
U.S. Treasury Ultra Long-Term Bonds	73	12/15	11,953,005	11,563,656	389,349

					161,211

Net unrealized depreciation on open futures contracts					$(577,567)

At August 31, 2015, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$410,000	6/20/21	0.93%	1.000% quarterly	$1,635	$4,123	$(2,488)
Goldman Sachs Group Inc. (Metlife Inc., 4.750%, due 2/8/21)	450,000	6/20/21	0.93%	1.000% quarterly	1,795	4,773	(2,978)

Total	$860,000				$3,430	$8,896	$(5,466)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015